Introduction	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Introduction
Introduction
Corporate Information
Millicom International Cellular S.A. (the “Company” or “MIC S.A.”), a Luxembourg Société Anonyme, and its subsidiaries, joint ventures and associates (the “Group” or “Millicom”) is a provider of cable and mobile services dedicated to emerging markets in Latin America. Millicom provides high speed broadband and innovation around The Digital Lifestyle® services through its principal brand Tigo.
The Company’s shares are traded as Swedish Depositary Receipts on the Stockholm stock exchange under the symbol TIGO SDB (formerly MIC SDB) and, since January 9, 2019, on the Nasdaq Stock Market in the U.S. under the ticker symbol TIGO. The Company has its registered office at 2, Rue du Fort Bourbon, L-1249 Luxembourg, Grand Duchy of Luxembourg and is registered with the Luxembourg Register of Commerce under the number RCS B 40 630.
On March 7, 2024, the Board of Directors authorized these consolidated financial statements for issuance.
Business activities
Millicom operates its mobile businesses in Latin America (Bolivia, Colombia, El Salvador, Guatemala, Honduras, Nicaragua, Panama and Paraguay). Millicom operates various cable and fixed line businesses in Latin America (Bolivia, Colombia, Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua, Panama and Paraguay). Millicom also provides direct to home satellite service in most of its markets. Millicom also provides Mobile Financial Services (MFS) and tower infrastructure and services.
During the latter half of 2023, Millicom implemented significant organizational changes to focus on driving profitable growth with a lean corporate structure. The Group also adopted a decentralized approach to streamline decision-making processes and enhance agility to improve profitability and shareholder value.
Due to these organizational changes, and considering the information now being reviewed by the Chief Operating Decision Maker (the "CODM") to assess performance and allocate resources, Millicom's operating segments were redefined to align with its countries of operation. The Honduras joint venture - and Guatemala's joint venture up to November 12, 2021 when the acquisition of the remaining 45% equity interest completed - performance is reviewed by the CODM in a similar manner as for the Group’s fully owned operations and is therefore also shown as a separate operating segment at 100%. However, these amounts are subsequently eliminated in order to reconcile with the Group consolidated numbers, as shown in the reconciliations included in note B.3. Segmental information).
Current macroeconomic environment
Inflation across the region has continued to decline in line with global trends. Nevertheless, interest rates remain high, impacting the Group's variable interest rate debt and financing. This is particularly visible for the Group's operations in
Colombia where inflation has remained elevated near 11% and where a significant portion of the debt is at variable interest rates.
Over the past year, the Group has taken meaningful steps to mitigate these impacts, including the implementation of numerous price increases, cost efficiency and investment optimization initiatives, which position the Group to sustain positive service revenue and cash flow growth going forward.
The Group continues to monitor the developments of the aforementioned events and their potential impact on performance and accounting considerations.
Climate-related risks
As already publicly announced and discussed elsewhere in our external reporting, our goal is to raise the bar on the Group’s contribution on environmental, societal and governance matters. In particular, the Group has committed to short-term goals validated by the Science Based Targets initiative (SBTi). The Group is also committed to the long-term goal of net zero emissions by or before 2050. Although there is no single explicit standard on climate-related matters under IFRS, climate risk and other climate-related matters may impact a number of areas of accounting. Up to now, the Group has not been significantly impacted by climate change, and, currently, management has not considered the climate-related risks as part of the Group's top twelve key risks. Nevertheless, management will continue monitoring every year the potential risks resulting from the effects of climate change in the form of natural disasters, such as extreme weather events affecting our 'Networks and infrastructure resilience'. So far, management has not identified nor considered any material impacts of climate change on assumptions used (e.g. for impairment tests, fair value measurement, etc.) and on the Group's financial reporting (e.g. provisions, fixed assets, etc.).
IFRS Consolidated Financial Statements
Basis of preparation
These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standard Board ("IASB") and in accordance with IFRS as adopted by the European Union. These financial statements have been prepared on a historical cost basis, except for certain items including derivative financial instruments (measured at fair value) and financial instruments that contain obligations to purchase own equity instruments (measured at the present value of the redemption price).
This section contains the Group’s material accounting policies that relate to the financial statements as a whole. Material accounting policies specific to one note are included within that note.
Consolidation
The consolidated financial statements of the Group comprise the financial statements of the Company and its subsidiaries as of December 31 of each year. The financial statements of the subsidiaries are prepared for the same reporting year as the Company, using consistent accounting policies. All intra-group balances, transactions, income and expenses, and profits and losses resulting from intra-group transactions are eliminated.
Foreign currency
Financial information in these financial statements are shown in the US dollar presentation currency of the Group and rounded to the nearest million (US$ million) except where otherwise indicated. The financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which each entity operates (the functional currency). The functional currency of each subsidiary, joint venture and associate reflects the economic substance of the underlying events and circumstances of these entities. Except for El Salvador where the functional currency is US dollar, the functional currency in other countries is the local currency.
The results and financial position of all Group entities (none of which operate in an economy with a hyperinflationary environment) with functional currency other than the US dollar presentation currency are translated into the presentation currency as follows:
(i)    Assets and liabilities are translated at the closing rate on the date of the statement of financial position;
(ii)    Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
(iii)    All resulting exchange differences are recognized as a separate component of equity (currency translation reserve), in the caption “Other reserves”.
On consolidation, exchange differences arising from the translation of net investments in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are recorded in equity. When the Group disposes of or loses control or significant influence over a foreign operation, exchange differences that were recorded in equity are recognized in the consolidated statement of income as part of gain or loss on sale or loss of control and/or significant influence.
Goodwill and fair value adjustments arising on acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.
The following table presents functional currency translation rates for the Group’s locations to the US dollar on December 31, 2023 and 2022 and the average rates for the years ended December 31, 2023, 2022 and 2021.

Exchange Rates to the US Dollar	Functional Currency	2023 Year-end Rate	2022 Year-end Rate	Change %	2023 Average Rate	2022 Average Rate	Change %	2021 Average Rate
Bolivia	Boliviano (BOB)	6.91	6.91	—%	6.91	6.91	—%	6.91
Colombia	Peso (COP)	3,822	4,810	25.9%	4,313	4,254	(1.4)%	3,756
Costa Rica	Costa Rican Colon (CRC)	527	602	14.3%	550	650	18.2%	625
El Salvador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Guatemala	Quetzal (GTQ)	7.83	7.85	0.3%	7.84	7.75	(1.1)%	7.74
Honduras	Lempira (HNL)	24.71	24.66	(0.2)%	24.66	24.56	(0.4)%	24.12
Luxembourg	Euro (EUR)	0.91	0.93	3.1%	0.93	0.95	2.2%	0.85
Nicaragua	Cordoba (NIO)	36.62	36.23	(1.1)%	36.44	35.87	(1.6)%	35.17
Panama	Balboa (B/.) (i)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Paraguay	Guarani (PYG)	7,278	7,346	0.9%	7,299	7,008	(4.0)%	6,790
Sweden	Krona (SEK)	10.07	10.43	3.5%	10.60	10.07	(5.0)%	8.59
United Kingdom	Pound (GBP)	0.79	0.83	5.4%	0.80	0.81	0.5%	0.73

(i) the balboa is tied to the United States dollar at an exchange rate of 1:1.
New and amended IFRS accounting standards
The following changes to standards have been adopted by the Group and did not have any significant impact on the Group’s accounting policies or disclosures and did not require retrospective adjustments:
◦Amendments to IAS 1, 'Disclosure of Accounting Policies' that are intended to help preparers in deciding which accounting policies to disclose in their financial statements.
◦IAS 8, 'Accounting Policies, Changes in Accounting Estimates and Errors' - Definition of accounting estimates.
◦Amendments to IAS 12, 'Income Taxes: Deferred tax related to Assets and liabilities arising from a Single Transaction' - These amendments clarify that the initial recognition exception does not apply to the initial recognition of leases and decommissioning obligations. These amendments apply prospectively to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, an entity should apply the amendments for the first time by recognizing deferred tax for all temporary differences related to leases and decommissioning obligations at the beginning of the earliest comparative period presented. The Group was already recognizing the deferred tax on leases and therefore, the adoption of these amendments did not have an impact for the Group.
◦Amendments to IAS 12, 'Income taxes: International Tax Reform – Pillar Two Model Rules': These amendments give companies temporary relief from accounting for deferred taxes arising from the Organisation for Economic Co-operation and Development’s (OECD) international tax reform. The amendments also introduce targeted disclosure requirements for affected companies. The potential impact of Pillar Two Model rules and the adoption of these amendments is further detailed below.
Amendments effective for annual periods starting on or after January 1, 2024 that are not expected to have a significant impact on the Group consolidated financial statements are:
◦Amendments to IFRS 16 'Leases: Lease Liability in a Sale and Leaseback': The amendment specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.
◦Amendments to IAS 1, 'Presentation of Financial Statements': These amendments aim to improve the information an entity provides when its right to defer settlement of a liability is subject to compliance with covenants within twelve months after the reporting period.
◦Amendments to IAS 7, 'Statement of Cash Flows' and IFRS 7, 'Financial Instruments: Disclosures: Supplier Finance Arrangements' (not yet endorsed by the EU): These amendments require disclosures to enhance the transparency of supplier finance arrangements and their effects on a company’s liabilities, cash flows and exposure to liquidity risk. The disclosure requirements are the IASB’s response to investors’ concerns that some companies’ supplier finance arrangements are not sufficiently visible, hindering investors’ analysis.
The following changes to standards are effective for annual periods starting on January 1, 2025 and their potential impact on the Group consolidated financial statements is currently being assessed by management:
◦Amendments to IAS 21, 'The Effects of Changes in Foreign Exchange Rates': Lack of Exchangeability (not yet endorsed by the EU): These amendments help entities to determine whether a currency is exchangeable into another currency, and the spot exchange rate to use when it is not.

Judgments and critical estimates
The preparation of IFRS financial statements requires management to use judgment in applying accounting policies. It also requires the use of certain critical accounting estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. These estimates are based on management's best knowledge of current events, actions and best estimates as of a specified date, and actual results may ultimately differ from these estimates. Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in each note and are summarized below:
Judgments
Management applies judgment in accounting treatment and accounting policies in preparation of these financial statements. In particular, a significant level of judgment is applied regarding the following items:
•    Acquisitions – measurement at fair value of existing and newly identified assets, including the measurement of property, plant and equipment and intangible assets (e.g. particularly the customer lists being sensitive to significant assumptions as disclosed in note A.1.2.), liabilities, contingent liabilities and remaining goodwill; the assessment of useful lives (see notes A.1.2., E.1.1., E.1.5., E.2.1.);
•    Impairment testing – key assumptions related to future business performance, perpetual growth rates and discount rates (see notes E.1.2., E.1.6., E.2.2.);
•    Revenue recognition – whether or not the Group acts as principal or as an agent, when there is one or several performance obligations and the determination of stand-alone selling prices (see note B.1.1.);
•    Contingent liabilities – whether or not a provision should be recorded for any potential liabilities (see note G.3.);
•    Leases – In determining the lease term, including the assessment of whether the exercise of extension or termination options is reasonably certain and the corresponding impact on the selected lease term (see note E.3.);
•    Control – whether Millicom, through voting rights and potential voting rights attached to shares held, or by way of shareholders’ agreements or other factors, has the ability to direct the relevant activities of the subsidiaries it consolidates, or jointly direct the relevant activities of its joint ventures (see notes A.1., A.2.);
•    Discontinued operations and assets held for sale – definition, classification and presentation (see notes A.4., E.4.1.) as well as measurement of potential provisions related to indemnities;
•    Deferred tax assets – recognition based on likely timing and level of future taxable profits together with future tax planning strategies (see notes B.6.3.and G.3.2.);
•    Defined benefit obligations – key assumptions related to life expectancies, salary increases and leaving rates, mainly related to UNE Colombia (see note B.4.3.).
Estimates
Estimates are based on historical experience and other factors, including reasonable expectations of future events, such as current macro-economic challenges. These factors are reviewed in preparation of the financial statements although, due to inherent uncertainties in the evaluation process, actual results may differ from original estimates. Estimates are subject to change as new information becomes available and may significantly affect future operating results. Significant estimates have been applied in respect of the following items:
•    Accounting for property, plant and equipment, and intangible assets in determining fair values at acquisition dates, particularly for assets acquired in business combinations and sale and leaseback transactions (see notes A.1.and E.2.1.);
•    Useful lives of property, plant and equipment and intangible assets (see notes E.1.1., E.2.1.);
•    Provisions, in particular provisions for asset retirement obligations, restructuring, legal and tax risks (see notes F.4. and B.4.);
•    Tax liabilities, in particular in respect of uncertainty over income tax treatments (see note F.4.);
•    Revenue recognition (see note B.1.1.);
•    Impairment testing including weighted average cost of capital ("WACC"), EBITDA margins, Capex intensity and long term growth rates (see note E.1.6.);
•    For leases, estimates in determining the incremental borrowing rate for discounting the lease payments in case interest rate implicit in the lease cannot be determined (see note E.3. );
•    Estimates for defined benefit obligations (see note B.4.2.);
•    Accounting for share-based compensation in particular estimates of forfeitures and future performance criteria (see notes B.4.1., B.4.3.).
Change in accounting estimate
During 2023, the estimated useful lives of some property, plant and equipment were revised. As a result, the estimated useful lives of the Group's towers, poles and ducts were changed from 15 to 25 years, while the related civil works' useful lives were increased from 10 to 15 years. These changes were considered a change in accounting estimate per IAS 8 "Accounting Policies, Changes in Accounting Estimates and Errors" and therefore accounted for prospectively, meaning that no changes should be accounted for past periods. This also applies to assets that are fully depreciated and for which no new cost should be reset. (i.e., they remain fully depreciated).
For the full year 2023, the net effect of the changes represent a decrease in depreciation expense of approximately $27 million compared to what we expected the depreciation charge to be using previous estimated useful lives, while estimating the net effect of the changes in depreciation for future years is impracticable. This change in accounting estimate also affects the lease right-of-use assets (for those being depreciated over the shorter of useful life and lease term) and on asset retirement obligation provisions. However, the impact of the change is immaterial.
International Tax reform-Pillar II Model
The Group is within the scope of the OECD Pillar Two model rules. Pillar Two legislation was enacted in the countries listed below and came into effect on January 1, 2024. Since the Pillar Two legislation was not effective at the reporting date, the Group has no related current tax exposure. The Group applies the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023 and endorsed by the EU on November 8, 2023.
Pillar Two legislation has been enacted from January 2024 in the following countries within the scope of the Millicom Group: Luxembourg, The Netherlands, United Kingdom and Sweden.
Due to how the Pillar Two rules operate and considering that the Group has its head office in Luxembourg, all entities forming part of the Millicom Group are in scope of the rules as from January 1, 2024. Under Pillar Two legislations, the Group is liable to pay a top-up tax for the difference between its GloBE effective tax rate per jurisdiction and the 15% minimum rate.
Due to the complexities in applying the legislation and calculating GloBE income, the quantitative impact of the enacted or substantively enacted legislation is not yet reasonably estimable. Therefore, even for those entities with an accounting effective tax rate above 15%, there might still be Pillar Two tax implications. The Group has run initial testing under the OECD transitional safe harbour rules (i.e. CbC Report Safe Harbours) and it results that all jurisdictions are expected to meet one of the transitional safe harbours and hence are not expected to be subject to top-up tax.